CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 11,063	$ 3,757
Trade receivables, net	4,444	5,178
Deferred tax assets		48
Prepaid expenses and other receivables	1,019	1,988
Total current assets	16,526	10,971
LONG-TERM ASSETS:
Intangible assets, net	10,544	13,189
Goodwill	21,325	23,206
Severance pay fund	594	819
Lease deposits	70	74
Deferred tax assets	13
Property and equipment, net	2,401	2,674
Total long-term assets	34,947	39,962
Total assets	51,473	50,933
CURRENT LIABILITIES:
Trade payables	646	859
Credit line	4,900	3,245
Employees and payroll accruals	2,359	3,102
Accrued expenses and other liabilities	1,394	1,366
Earn-out consideration	2,269	1,428
Deferred revenues	4,097	4,499
Deferred tax liability	120
Total current liabilities	15,785	14,499
LONG-TERM LIABILITIES:
Deferred revenues	1,042	1,646
Earn-out consideration	837	2,857
Deferred tax liability	1,984	2,749
Accrued severance pay	666	873
Other liabilities	100
Total long-term liabilities	4,629	8,125
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value NIS 0.15 par value- Authorized: 55,353,340 shares as of December 31, 2013 and 2014; Issued: 27,915,492 and 32,687,288 shares as of December 31, 2013 and 2014, respectively; Outstanding: 26,472,963 and 31,396,940 shares as of December 31, 2013 and 2014, respectively	1,195	986
Additional paid-in capital	203,030	191,780
Treasury shares - 1,442,529 Ordinary Shares as of December 31, 2013 and 1,290,348 Ordinary Shares as of December 31, 2014	(4,277)	(4,841)
Accumulated other comprehensive income (loss)	(735)	1,342
Accumulated deficit	(168,154)	(160,958)
Total shareholders' equity	31,059	28,309
Total liabilities and shareholders' equity	$ 51,473	$ 50,933